Other revenues (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenue from card networks	R$ 156,717	R$ 81,740	R$ 52,317
Credit-related fee and commission income	41,574	73,650	135,260
Revenue from sale of goods	26,293	24,245	20,600
Capital gains of other revenue	(23,547)	55,538	41,785
Other values of other revenues	100,189	98,398	37,017
Other revenue	R$ 301,226	R$ 333,571	R$ 286,979